Note 13 - Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Basic:
Net income	124,737	99,984	166,080
Less: Net (loss) income attributable to the noncontrolling interests	(5,773)	4,341	4,320
Net income attributable to the Company’s shareholders	130,510	95,643	161,760
Weighted average number of ordinary shares outstanding	1,002,308,275	998,861,526	1,005,842,212
Basic net income per ordinary share	0.13	0.10	0.16
Basic net income per ADS	2.60	1.92	3.22

Diluted:
Net income	124,737	99,984	166,080
Less: Net (loss) income attributable to the noncontrolling interests	(5,773)	4,341	4,320
Net income attributable to the Company’s shareholders	130,510	95,643	161,760
Weighted average number of ordinary shares outstanding	1,002,308,275	998,861,526	1,005,842,212
Share options	2,993,694	1,708,492	6,749,175
Total	1,005,301,969	1,000,570,018	1,012,591,387
Diluted net income per ordinary share	0.13	0.10	0.16
Diluted net income per ADS	2.60	1.91	3.19